SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

11.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all reported operating segments. The following are the reporting segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional Office
Europe:	Kittila mine
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration offices, and the Latin America Exploration office

  The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies. There are no transactions between the reported segments affecting revenue. Production costs for the reported segments are net of intercompany transactions. Of the $229.3 million of goodwill reflected on the consolidated balance sheets at March 31, 2012, $200.1 million relates to the Meliadine project that is a component of the Canada segment and $29.2 million relates to the La India project that is a component of the Latin America segment.

  Corporate Head Office assets are included in the "Canada" segment and specific corporate income and expense items are noted separately below.

  Certain items in the comparative segmented information relating to the Meliadine project have been reclassified from the "Exploration" segment to the "Canada" segment.

  The Meadowbank mine achieved commercial production on March 1, 2010. The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011. The LaRonde mine extension achieved commercial production on December 1, 2011.

Three Months Ended March 31, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$293,559	$153,844	$47,105	$11,713	$8,613	$72,284
Europe	75,079	26,030	7,395	—	1,064	40,590
Latin America	104,296	35,161	10,053	—	5,744	53,338
Exploration	—	—	—	11,395	96	(11,491)

	$472,934	$215,035	$64,553	$23,108	$15,517	$154,721

Segment income						$154,721
Corporate and Other:
Interest and sundry income						269
Gain on derivative financial instruments						895
General and administrative						(33,928)
Interest expense						(14,447)

Income before income and mining taxes						$107,510

Three Months Ended March 31, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$277,571	$139,160	$47,101	$—	$10,305	$81,005
Europe	56,331	28,500	7,268	—	3,863	16,700
Latin America	78,166	30,907	7,560	—	(103)	39,802
Exploration	—	—	—	16,978	—	(16,978)

	$412,068	$198,567	$61,929	$16,978	$14,065	$120,529

Segment income						$120,529
Corporate and Other:
Interest and sundry income						248
Gain on sale of available-for-sale securities						4,394
Gain on derivative financial instruments						1,351
General and administrative						(35,152)
Interest expense						(14,008)

Income before income and mining taxes						$77,362

	Total Assets as at
	March 31, 2012	December 31, 2011
Canada	$3,493,891	$3,205,158
Europe	809,470	771,714
Latin America	655,040	1,020,078
Exploration	40,022	37,312

	$4,998,423	$5,034,262